Moerus Worldwide Value Fund

Class N - MOWNX

Institutional Class - MOWIX

a Series of Northern Lights Fund Trust IV

(the “Fund”)

Supplement dated February 27, 2026

to the Prospectus and Statement of Additional Information (the “SAI”) dated March 31, 2025

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Effective March 30, 2026, Moerus Worldwide Value Fund’s name will change to “Moerus Worldwide Fund.”

There will be no change to the investment strategy of the Fund as a result of the name change.

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You should read this Supplement in conjunction with the Fund's Prospectus and SAI dated March 31, 2025, which provide information that you should know about the Fund before investing. The Fund's Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.moeruscap.com or by calling 1-844-MOERUS1 (toll free).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE